PROVISION FOR TAX, CIVIL AND LABOR RISKS - Schedule of contingencies assessed as possible risk of loss (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Tax, civil and labor provision and contingent liabilities
Contingencies assessed as possible risk of loss	R$ 10,791,727	R$ 8,806,935
Tax [member]
Tax, civil and labor provision and contingent liabilities
Contingencies assessed as possible risk of loss	10,375,764	8,480,614
Civil [member]
Tax, civil and labor provision and contingent liabilities
Contingencies assessed as possible risk of loss	246,500	161,859
Labor [member]
Tax, civil and labor provision and contingent liabilities
Contingencies assessed as possible risk of loss	R$ 169,463	R$ 164,462